Note 7 - Other Real Estate Owned - Change in OREO (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, Beginning of Year	$ 8,839,103	$ 10,401,832	$ 15,502,462
Additions	5,664,554	7,536,165	3,852,848
Sales of OREO	(7,416,293)	(8,054,675)	(7,102,136)
Loss on Sale	(146,402)	(591,071)	(844,515)
Provision for Losses	(501,736)	(453,148)	(1,006,827)
Balance, End of Year	$ 6,439,226	$ 8,839,103	$ 10,401,832